[The American Funds Group(r)]

LIMITED TERM TAX-EXEMPT
BOND FUND OF AMERICA

2001 SEMI-ANNUAL REPORT
For the six months ended January 31

Taking The Middle Path
[Photo of path with trees]



Limited Term Tax-Exempt Bond Fund of America(SM) seeks current income exempt from federal income taxes, consistent with preservation of capital, through investments in tax-exempt securities with effective maturities between three and 10 years.

Limited Term Tax-Exempt Bond Fund of America is one of the 29 American Funds, the nation's third-largest mutual fund family. For seven decades, Capital Research and Management Company, the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment for periods ended December 31, 2000 (the most recent calendar quarter) with all distributions reinvested:

                                     Lifetime
                                     (since 10/6/93)        5 years           12 months
Class A shares
reflecting 3.75% maximum             +4.47%                 +3.98%            +3.40%
sales charge

Results for Class B shares can be found on page 20.

Please see back cover for important information about Class A and Class B shares.

The fund's 30-day yield for Class A shares as of February 28, 2001, calculated in accordance with the Securities and Exchange Commission formula, was 3.89%. The fund's distribution rate for Class A shares as of that date was 4.12%. The SEC yield reflects income the fund expects to earn based on its current portfolio of securities, while the fund's distribution rate is based solely on the fund's past dividends. Accordingly, the fund's SEC yield and distribution rate may differ.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable.



Fellow Shareholders:

The first half of Limited Term Tax-Exempt Bond Fund of America's 2001 fiscal year produced solid returns for the fund and for the municipal bond market as a whole.

For the six months ended January 31, the fund's monthly dividends totaled 31.4 cents a share, virtually all exempt from regular federal income taxes.

- If you took those dividends in cash, they represented a tax-free income return for the fiscal half-year of 2.17% (4.34% annualized).

- If you reinvested your dividends in additional shares, your tax-free income return was 2.19% (4.38% annualized).

- To match a 4.38% tax-free income return, a shareholder in the top federal tax bracket of 39.6% would have had to earn 7.25% from a taxable investment.

Appreciation in the value of the fund's holdings added to the total return. A number of the bonds in the portfolio rose in value, increasing the share price to $14.84 on January 31 from $14.43 a share at the start of the fiscal year. This gain of 2.8%, combined with the income return, produced a total return of 5.1% (not annualized) if you reinvested your dividends, as most shareholders do.


A Prudent Approach

Limited Term Tax-Exempt Bond Fund of America attempts to offer its shareholders much of the income of longer term bonds without the accompanying higher volatility. To that end, it tends to own bonds with shorter maturities than many other intermediate term municipal bond funds. This prudent strategy means that your fund's total return may lag other tax-exempt funds when interest rates drop but provide better relative results when they rise or are flat.

[Begin Sidebar]]
"The fund attempts to offer its shareholders much of the income of longer term bonds without the accompanying higher volatility." [End Sidebar]

The past half-year was generally a period of falling rates. Relative to the majority of its peers, Limited Term Tax-Exempt Bond Fund of America held its ground reasonably well during the first part of the period. Later, as intermediate term rates declined in a more pronounced fashion, the fund lost a modest amount of ground to the competition.

For the six-month period, the average intermediate municipal bond fund recorded a return of 5.4%, according to Lipper Inc. Meanwhile, the unmanaged Lehman Brothers 7-Year Municipal Bond Index (which reflects no expenses) showed a six-month return of 6.1%.

Our cautious approach - balancing conservation of principal with generating income - has proven very rewarding over longer periods that include both rising and falling interest rates. Since operations began in 1993, the fund has produced an average total return of 5.1% a year compared with 4.9% for the average municipal bond fund tracked by Lipper. The Lehman Brothers 7-Year Municipal Bond Index recorded an average return of 5.5% a year during this period.


Economic and Portfolio Review

When fiscal 2001 began last August, the speculative boom in technology stocks had ended and fears of an overheated economy were subsiding. As the first half of the fiscal year came to a close six months later, the economy was slowing significantly. Winter weather, the trimming of inventories and a slowdown in the computer and related industries were contributing factors.

In response, the Federal Reserve in January twice lowered the federal funds rate (the interest rate banks charge each other on overnight loans). The reductions totaled 100 basis points, from 6.5% to 5.5%. They represent the first cuts in the federal funds rate since 1998; the rate was increased six times between June 1999 and May 2000. One or more additional reductions by the Fed are expected.

[Begin Sidebar]
"Our cautious approach - balancing conservation of principal with generating income - has proven very rewarding over longer periods.
[End Sidebar]

During the August-January period, we added to the fund's holdings in health care facilities and sold some housing bonds that traditionally have not performed well in this type of environment because of concerns about homeowner refinancings. The average effective maturity of the portfolio on January 31 was
5.6 years, the same as at the start of the period. This compares with 7.9 years for the average of all intermediate municipal debt funds tracked by Lipper.

Limited Term Tax-Exempt Bond Fund of America remains well-diversified, with 170 debt issues from 39 states and territories. Assets on January 31 were just over $265 million, up nearly $7 million since the start of the half-year.

We look forward to reporting to you again in six months in the fund's annual report.

Cordially,

/s/ Paul G. Haaga, Jr.       /s/ Abner D. Goldstine
Paul G. Haaga, Jr.           Abner D. Goldstine
Chairman of the Board        President

March 19, 2001

Limited Term Tax-Exempt Bond Fund of America
Investment Portfolio, January 31, 2001

[pie chart]
Michigan (M) - 9.14%
New York (NY) - 8.81%
Illinois (IL) - 8.35%
Texas (TX) -7.95%
California (CA) - 7.91%
North Carolina (NC) - 6.14%
Washington (WA) - 3.55%
Pennsylvania (PA) - 3.25%
Louisiana (LA) - 2.97%
District of Columbia (DC) - 2.86%
Other states - 35.25%
Cash & Equivalents - 3.82%
[end pie chart]



                                                                          Principal    Market  Percent
Fixed-Income Securities Maturing in More Than                                Amount     Value   of Net
 One Year - 96.18%                                                             (000)     (000)  Assets


                                                                                                    .00
ALABAMA  -  1.12%
Industrial Dev. Board of the City of Butler,                                   3,000     2,967     1.12
 Pollution Control Ref. Rev. Bonds (James River
 Project), Series 1993, 5.50% 2005

ALASKA  -  2.01%
Industrial Dev. and Export Auth. Power Rev. Bonds
 (Snettisham Hydroelectric Project), AMBAC Insured:
 First Series AMT, 5.25% 2005                                                    930       968      .36
 First Series, 5.25% 2005 (Escrowed to Maturity)                                  70        73      .03
Northern Tobacco Securitization Corp., Tobacco
 Settlement Asset-Backed Bonds, Series 2000:
 5.60% 2009                                                                    1,000     1,012
 5.60% 2010                                                                    1,000     1,010      .76
Student Loan Corp., Student Loan Rev. Bonds,                                   2,140     2,263      .85
 2000 Series A AMT, AMBAC Insured, 5.65% 2010

ARIZONA  -  1.07%
Industrial Dev. Auth. of the County of Maricopa,                               1,950     1,810      .68
 Health Fac. Rev. Bonds (Catholic Healthcare
 West Project), 1998 Series A, 4.30% 2005
City of Phoenix, Senior Lien Street and Highway                                1,000     1,035      .39
 User Rev. Ref. Bonds, Series 1993, 5.00% 2008

CALIFORNIA  -  7.91%
Health Facs. Fncg. Auth.:
 Hospital Rev. Bonds (Downey Community Hospital),
 Series 1993:
 5.20% 2003                                                                    1,000     1,003      .38
 5.30% 2004                                                                    1,010     1,012
 Rev. Bonds (Catholic Healthcare West Project),                                1,000       966      .38
 1998 Series A, 5.00% 2007
Pollution Control Fncg. Auth., Solid Waste Disposal                            3,500     3,304     1.25
 Ref. Rev. Bonds (USA Waste Services, Inc. Project),
 Series 1998A AMT, 5.10% 2018 (Put 2008) /1/
Statewide Communities Dev. Auth.:
 Apartment Dev. Rev. Ref. Bonds (Irvine Apartment                              4,000     3,990     1.50
 Communities, LP), Series 1998A-1 AMT, 5.05% 2025
 (Put 2008)
 Cert. of Part. (Catholic Healthcare West Project),                            1,000     1,013
 1999 Series A, 6.00% 2009
Association of Bay Area Governments, Fin. Auth.
 for Nonprofit Corps., Ref. Rev. Cert. of Part.
 (Episcopal Homes Foundation):
 Series 1997A, 5.25% 2007                                                        740       714      .81
 Series 1998, 5.00% 2007                                                       1,405     1,437      .54
 Fin. Auth., Taxable Rev. Ref. Cert. of Part.                                    915       879
 (American Baptist Homes of the West Facs.
 Project), 5.50% 2007
Long Beach Aquarium of the Pacific, Rev. Bonds
 (Aquarium of the Pacific Project), 1995 Series A:
 Project), 5.50% 2007
 5.75% 2005                                                                    3,500     3,540
 5.75% 2006                                                                      780       782     1.63
County of Los Angeles, Capital Asset Leasing Corp.,                            1,020     1,049      .40
 Cert. of Part. (Marina del Rey), 1993 Series A,
 6.25% 2003
Sacramento Cogeneration Auth., Cogeneration                                    1,200     1,295      .49
 Project Rev. Bonds (Procter & Gamble Project),
 1995 Series, 7.00% 2004

COLORADO  -  1.60%
Housing and Fin. Auth., Single Family Program                                    415       423      .16
 Senior Bonds, 1995 Series C-2, 5.625% 2009
 (2000) /1/
Eaglebend Affordable Housing Corp., Multi-family
 Housing Project Rev. Ref. Bonds, Series 1997 A:
 5.45% 2002                                                                      150       150
 5.75% 2007                                                                    2,585     2,593     1.03
University of Colorado Hospital Auth., Hospital Ref.                           1,000     1,084      .41
 Rev. Bonds, Series 1997A, AMBAC Insured,5.50% 2007

CONNECTICUT  -  0.61%
Mashantucket (Western) Pequot Tribe, Special Rev.
 Bonds, 1996 Series A (Escrowed to Maturity):/2/
 6.25% 2002                                                                      500       521
 6.375% 2004                                                                     995     1,084      .61

DISTRICT OF COLUMBIA  -  2.86%
G.O. Ref. Bonds:
 Series 1993D, FGIC Insured:
  5.10% 2002 (Escrowed to Maturity)                                              932       956
  5.10% 2002                                                                      68        70     1.12
 Series 1999B, FSA Insured, 5.50% 2009                                         2,750     2,970
Fixed Rate Rev. Bonds (National Academy of Sciences                            1,065     1,113      .42
 Project), Series 1999A, AMBAC Insured, 5.00% 2007
Hospital Rev. Ref. Bonds (Medlantic Healthcare
 Group, Inc. Issue), Series 1997A, MBIA  Insured
 (Escrowed to Maturity):
 6.00% 2006                                                                    1,000     1,101
 6.00% 2007                                                                    1,250     1,389     2.86

FLORIDA  -  2.18%
Dade County, Resource Recovery Fac. Ref. Rev. Bonds,                           3,500     3,825     1.44
 Series 1996, AMBAC Insured, 6.00% 2006
Lee County Industrial Dev. Auth., Healthcare Facs.                             1,500     1,477      .56
 Rev. Bonds, Series 1999A (Shell Point/Alliance
 Obligated Group, Shell Point Village Project),
 5.25% 2005
Meadow Pointe II, Community Dev. Dist. (Pasco                                    470       469      .18
 County), Capital Improvement Rev. Bonds,
 Series 1998A, 5.25% 2003

HAWAII  -  0.80%
Cert. of Part. (Kapolei State Office Building),                                1,000     1,043      .39
 1998 Series A, AMBAC Insured, 5.00% 2005
Housing and Community Dev. Corp. of Hawaii, Single                             1,000     1,072      .40
 Family Mortgage Purchase Rev. Bonds, Series 2000 A
 AMT, 5.90% 2008

IDAHO  -  1.08%
Housing and Fin. Association, Single Family
 Mortgage Bonds, AMT:
 1998 Series C-2, 5.25% 2011                                                     470       479
 1998 Series E-3, 5.125% 2011                                                    655       664
 1998 Series H, 4.65% 2012                                                     1,155     1,154     1.08
 1998 Series I-2, 4.70% 2012                                                     575       572

ILLINOIS  -  8.35%
Health Facs. Auth., Rev. Bonds:
 Series 1997A (Advocate Health Care Network):
 5.50% 2004                                                                    1,250     1,292
 5.10% 2005                                                                    1,815     1,856
 Series 2000 (Advocate Health Care Network):
  5.00% 2006 (Escrowed to Maturity)                                              980     1,031      .39
  5.00% 2006                                                                     750       761     1.17
  5.25% 2007                                                                   1,000     1,036
  5.30% 2008                                                                   2,000     2,074
 Series 1997A (Victory Health Services), 5.25% 2004                            1,755     1,765      .67
 Series 1998 (Centegra Health System), 5.50% 2007                              2,480     2,490      .94
 Series 1997A (Highland Park Hospital Project),                                1,490     1,586      .60
 FGIC Insured, 5.50% 2005
 Series 1998 (Northwestern Medical Faculty                                     1,810     1,919      .72
 Foundation, Inc.), MBIA Insured, 5.25% 2006
 OSF Healthcare System:
  Series 1993, 5.25% 2001                                                      2,300     2,319
  Series 1999:
   5.25% 2005                                                                    855       869
   5.375% 2006                                                                   900       918
   5.50% 2008                                                                  1,000     1,022     1.93
Housing Dev. Auth., Multi-family Housing Bonds,                                1,165     1,203      .45
 1992 Series A, 6.55% 2003

INDIANA  -  1.75%
Health Fac. Fncg. Auth., Hospital Rev. Bonds:
 Charity Obligated Group, Series 1999D, 5.50% 2008                             1,000     1,073      .40
 Clarian Health Partners, Inc., Series 1996A,                                  1,000     1,058      .40
  MBIA Insured, 5.25% 2008
Housing Fin. Auth., Multi-family Housing Rev. Bonds                            1,400     1,432      .54
 (Indiana Affordable Housing, Inc.), Series
 1999A, 5.40% 2009
Hospital Auth. of St. Joseph County, Health System                             1,010     1,090      .41
 Bonds (Memorial Health System), Series 1998A,
 MBIA Insured, 5.50% 2008

IOWA  -  1.16%
Fin. Auth., Hospital Facs. Rev. Bonds:
 Series 1998A (Iowa Health System), MBIA Insured,                              1,895     2,010      .76
 5.25% 2007
 Series 1999 (Mercy Medical Center Project),                                   1,000     1,066      .40
 FSA Insured, 5.30% 2009

KENTUCKY  -  2.04%
Econ. Dev. Fin. Auth.:
 Hospital System Ref. and Improvement Rev. Bonds
 (Appalachian Regional Healthcare, Inc. Project),
 Series 1997:
  5.20% 2004                                                                   1,000       889
  5.40% 2006                                                                   1,500     1,267
  5.50% 2007                                                                     465       385      .96
 Rev. Bonds (Catholic Health Initiatives),                                     1,000     1,051      .40
 Series 2000A, 5.50% 2009
City of Ashland, Pollution Control Ref. Rev. Bonds,                            1,750     1,828      .69
 Series 1999 (Ashland Inc. Project), 5.70% 2009

LOUISIANA  -  2.97%
Public Facs. Auth., Hospital Rev. and Ref. Bonds                               4,500     4,818     1.82
 (Franciscan Missionaries of Our Lady Health System
 Project), Series 1998A, FSA Insured, 5.50% 2006
Jefferson Parish Hospital Service Dist. No. 2,                                 1,000     1,042      .39
 Parish of Jefferson, Hospital Rev. Bonds,
 Series 1998, FSA Insured, 5.00% 2005
Parish of St. Charles, Pollution Control Rev. Ref.                             2,000     2,027      .76
 Bonds (Entergy Louisiana, Inc. Project),
 Series 1999-C, 5.35% 2029 (Put 2003) /1/

MAINE  -  1.87%
Educational Loan Marketing Corp., Senior Student
 Loan Rev. Bonds, AMT, Series 1994A-4:
 5.95% 2003                                                                    1,000     1,047
 6.05% 2004                                                                    1,500     1,580
Housing Auth., Mortgage Purchase Bonds, 1994                                     880       898      .34
 Series E, 6.30% 2002
Student Loan Rev. Ref. Bonds, Series 1992A-1 AMT:
 6.20% 2003                                                                      515       532
 6.30% 2004                                                                      880       910     1.87

MARYLAND  -  0.84%
G.O. Bonds, State and Local Facs. Loan of 2000,                                1,000     1,099      .41
 Series F, 5.50% 2008
Community Dev. Administration, Dept. of Housing                                1,115     1,124      .42
 and Community Dev., Single Family Program Bonds,
 1994 First Series, 5.70% 2017 (2004) /1/

MASSACHUSETTS  -  2.65%
Educational Fncg. Auth., Education Loan Rev. and                               2,335     2,518      .95
 Ref. Bonds, Issue G, Series 2000A AMT, MBIA
 Insured, 5.55% 2008
Industrial Fin. Agcy. Resource Recovery Rev. Ref.                              1,550     1,515      .57
 Bonds (Ogden Haverhill Project), Series 1998A AMT,
 5.15% 2007
Port Auth. Special Facs. Rev. Bonds (United Air                                3,000     3,005     1.13
 Lines, Inc. Project), Series 1999A AMT, 5.75%
 2029 (Put 2007) /1/

MICHIGAN  -  9.14%
Hospital Fin. Auth.:
 Rev. and Ref. Bonds:
  The Detroit Medical Center Obligated Group,
 AMBAC Insured:
   Series 1993B, 5.00% 2006                                                    1,000     1,042
   Series 1997A, 5.00% 2006                                                    1,000     1,046      .79
   Henry Ford Health System, Series 1999A,5.50% 2008                           1,000     1,054      .40
   Hackley Hospital Obligated Group, Series 1998A,                             1,140     1,084      .41
 4.90% 2007
   Sinai Hospital of Greater Detroit, Series 1995,                             2,000     1,871      .71
 6.00% 2008
 Rev. Ref. Bonds:
  Genesys Health System Obligated Group, Series                                1,375     1,495      .56
 1995A, 7.20% 2003 (Escrowed to Maturity)
  Pontiac Osteopathic, Series 1994A, 5.375% 2006                               4,345     4,051     1.53
 Variable Rate Rev. Bonds (Ascension Health
 Credit Group):
  Series 1999B-3, 5.30% 2033 (Put 2006) /1/                                    5,000     5,151
  Series 1999B-4, 5.375% 2033 (Put 2007) /1/                                   2,000     2,065     2.72
Housing Dev. Auth., Rental Housing Rev. Bonds,                                 1,200     1,250      .47
 1992 Series A, AMBAC Insured, 6.40% 2005
City of Detroit, G.O. Refunding Bonds (Unlimited Tax):
 Series 1995-A, 6.25% 2004                                                     1,000     1,061      .79
 Series 1995-B, 6.75% 2003                                                     2,000     2,109
City of Flint Hospital Building Auth., Rev. Ref.                               1,000       981      .37
 Bonds (Hurley Medical Center), Series 1998A,
 5.00% 2003

NEBRASKA  -  0.51%
Hospital Auth. No. 1 of Lancaster County, Rev. Bonds,                          1,310     1,346      .51
 Series 1991A (Sisters of Charity Health Care Systems,
 Inc.), MBIA Insured, 6.375% 2005

NEVADA  -  1.14%
Highway Improvement Rev. (Motor Vehicle Fuel Tax)                              2,000     2,113      .80
 Bonds, Series December 1, 2000A, 5.00% 2009
Housing Division, Single Family Mortgage Bonds,                                  905       918      .35
 1998 Series B-1, 5.20% 2011

NEW JERSEY  -  0.94%
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds
 (Fellowship Village Project), Series 1998A:
 5.00% 2006                                                                    1,275     1,207
 5.05% 2007                                                                    1,375     1,286      .94

NEW MEXICO  -  0.19%
Educational Assistance Foundation, Student Loan Rev.                             490       510      .19
 Bonds, Subordinate 1992 Series One-B AMT, 6.85% 2005

NEW YORK  -  8.81%
Dormitory Auth.:
 Center for Nursing & Rehabilitation, Inc.,                                      710       715      .27
 FHA-Insured Mortgage Nursing Home Rev. Bonds,
 Series 1997, 4.75% 2007
 Cert. of Part., on behalf of the City University of                           1,500     1,647      .62
 New York, as Lessee (John Jay College of Criminal
 Justice Project Ref.), 6.00% 2006
 Mental Health Services Facs. Improvement Rev. Bonds,
 Series 1997B:
  6.00% 2007                                                                     995     1,092      .41
  6.00% 2007 (Escrowed to Maturity)                                                5         6      .00
 Secured Hospital Rev. Ref. Bonds:
  Saint Agnes Hospital, Series 1998A, 4.80% 2006                               1,000     1,031      .39
  Wyckoff Heights Medical Center, Series 1998H,                                1,000     1,049      .40
 5.125% 2008
Housing Fin. Agcy., Health Facs. Rev. Bonds (New York                          5,450     5,927     2.23
 City), 1996 Series A Ref., 6.00% 2006
Port Auth. of New York and New Jersey, Special Project                         2,000     2,082      .78
 Bonds (Delta Air Lines, Inc. Project), LaGuardia
 Airport Passenger Terminal, Series 1R, 6.95% 2008
Castle Rest Residential Health Care Fac., FHA-Insured                          1,255     1,312      .49
 Mortgage Rev. Bonds,  Series 1997A, 4.875% 2007
Dutchess County Industrial Dev. Agcy., Industrial Dev.                         2,000     2,119      .80
 Bonds (IBM Project), Series 1999 AMT, 5.45% 2029
 (Put 2009) /1/
City of New York, G.O. Bonds Fiscal 2001:
 Series B, MBIA Insured:
  4.80% 2008                                                                   2,000     2,084
  4.90% 2009                                                                   1,000     1,046
  5.50% 2010                                                                   1,000     1,088
 Series D, 5.50% 2009                                                          1,000     1,089
 Series L, MBIA Insured, 5.625% 2007                                           1,000     1,090     1.59

NORTH CAROLINA  -  6.14%
Eastern Municipal Power Agcy., Power System Rev.
 Bonds, Ref.:
 Series 1993B:
  6.00% 2005 (2003) /1/                                                        1,330     1,385
  6.125% 2009                                                                  1,750     1,881
 Series 1993C, 5.50% 2007                                                      3,550     3,675      .52
Municipal Power Agency Number 1, Catawba Electric
 Rev. Bonds, Series 1992:
 5.90% 2003                                                                    1,000     1,025
 6.00% 2004                                                                    3,525     3,663
 6.00% 2005                                                                    1,250     1,304     2.26
 MBIA Insured, 6.00% 2010                                                      3,000     3,359     1.27

OHIO  -  0.82%
The Student Loan Funding Corp., Cincinnati, Student                            1,000     1,010      .38
 Loan Rev. Bonds, Series 1988B-3 AMT, AMBAC Insured,
 5.125% 2005
County of Knox, Hospital Facs. Ref. Rev. Bonds,                                1,155     1,174      .44
 Series 1998 (Knox Community Hospital), Asset
 Guaranty Insured, 4.70% 2008

OKLAHOMA  -  0.52%
Industries Auth., Health System Rev. Ref. Bonds                                1,300     1,374      .52
 (INTEGRIS Health), Series 1995D, AMBAC Insured,
  5.25% 2006

PENNSYLVANIA  -  3.25%
Hospitals and Higher Education Facs. Auth. Of
 Philadelphia, Hospital Rev. Bonds (Jefferson Health
 System), Series 1997 A:
 5.50% 2006                                                                    2,045     2,140
 5.50% 2008                                                                    1,000     1,048     1.20
Philadelphia Auth. for Industrial Dev., Airport Rev.                           3,410     3,594     1.35
 Bonds (Philadelphia Airport System Project),
 Series 1998A AMT, FGIC Insured, 5.25% 2009
Westmoreland County Indust. Dev. Auth., Variable Rate                          2,000     1,837      .69
 Rev. Bonds, Series 1993 AMT (Nat'l Waste and Energy
 Corp.; Valley Landfill Expansion Project),
 5.10% 2018 (2009) /1/

PUERTO RICO  -  0.96%
Children's Trust Fund, Tobacco Settlement Asset-Backed                         2,500     2,557      .96
 Bonds, Series 2000, 5.75% 2020

RHODE ISLAND  -  0.51%
Student Loan Auth., Student Loan Rev. Ref. Bonds,                              1,300     1,350      .51
 Series 1992B AMT, 6.90% 2003 (2001) /1/

SOUTH CAROLINA  -  0.61%
State Housing Fin. and Dev. Auth. Mortgage Rev. Bonds,                         1,490     1,620      .61
 Series 2000 A-2 AMT, FSA Insured,  5.875% 2009

SOUTH DAKOTA  -  0.65%
Housing Dev. Auth., Homeownership Mortgage Bonds:
 1996 Series A, 5.50% 2010                                                       360       369
 2000 Series H, 5.00% 2009                                                     1,300     1,348      .14

TEXAS  -  7.95%
Board of Regents of the Texas A&M University System,                           2,000     2,105      .79
 Rev. Fncg. System Bonds, 5.10% 2010
Bell County Health Facs. Dev. Corp., Retirement Fac.
 Rev. Bonds (Buckner Retirement Services, Inc.
 Obligated Group Project), Series 1998:
 5.00% 2005                                                                    1,330     1,322
 5.00% 2007                                                                    1,470     1,444     1.04
Bexar County, Tax-Exempt Venue Project Rev. Bonds,                             2,000     2,169      .82
 Series 2000, MBIA Insured, 5.50% 2009
Fort Worth International Airport Fac. Improvement                              2,000     2,070      .78
 Corp., American Airlines, Inc., Rev. Ref. Bonds,
 Series 2000C, American Airlines Insured, 6.15% 2007
Harris County Health Facs. Dev. Corp.:
 Ref. Bonds (Children's Hospital Project), Series                              1,000     1,075      .41
 1995, MBIA Insured, 6.00% 2004 (Escrowed to Maturity)
 Memorial Hermann Hospital System Project, Series                              1,000     1,059      .40
 1998, FSA Insured, 5.25% 2008
 Memorial Hospital System Project, Series 1997A,                               3,215     3,562     1.34
 MBIA Insured, 6.00% 2009
City of Houston, Airport System, Subordinate Lien Rev.                         2,500     2,629      .99
 Bonds, Series 1998B AMT, FGIC Insured, 5.25% 2009
City of San Antonio, Electric and Gas Systems Rev.                             2,455     2,597      .98
 Ref. Bonds, Series 1998B, 5.125% 2009
Tarrant County, Health Facs. Dev. Corp., Health                                1,000     1,051      .40
 Resources Systems Rev. Bonds, Series 1997A, MBIA
 Insured, 5.50% 2007

UTAH -  0.97%
Housing Fin. Agcy. (Federally Insured or Guaranteed
 Mortgage Loans):
 Single Family Mortgage Purchase Ref. Bonds,                                     530       542      .76
 Series 1996, 5.45% 2004
 Single Family Mortgage Bonds, AMT:
  1998 Issue D-2 AMT, 5.25% 2012                                                 345       349
  1998 Issue E-1 AMT, 5.25% 2012                                                 345       349
  1998 Issue F-2 AMT, 4.25% 2008                                               1,345     1,326

VERMONT  -  1.00%
Educational and Health Buildings Fncg. Agcy. Hospital                          2,500     2,640     1.00
 Rev. Bonds (Medical Center Hospital of Vermont
 Project), Series 1993, FGIC Insured, 5.75% 2007

VIRGINIA  -  1.67%
Housing Dev. Auth.:
 Commonwealth Mortgage Bonds, 2000 Series A-1 AMT,                             1,175     1,250
 5.55% 2008
 Rental Housing Bonds, 2000 Series D AMT, 5.50% 2008                           1,070     1,143      .90
Industrial Dev. Auth. of the City of Norfolk, Hospital                         1,000     1,072      .40
 Rev. Bonds (Daughters of Charity Natl. Health
 System-DePaul Medical Center), Series 1992A, 6.50%
 2007 (2002) /1/
Pocahontas Parkway Association, Route 895 Connector                            1,000       965      .36
 Toll Road Rev. Bonds, Senior Current Interest Bonds,
 Series 1998A, 5.25% 2007

VIRGIN ISLANDS  -  1.82%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund                          4,765     4,818     1.82
 Loan Notes), Series 1998 A, 5.20% 2010

WASHINGTON  -  3.55%
Various Purpose G.O. Bonds, Series 2000B, FSA Insured,                         1,130     1,266      .48
 6.00% 2010
Health Care Facs. Auth., Weekly Rate Demand Rev.                               1,000     1,090      .41
 Bonds (Virginia Mason Medical Center), 1997 Series A,
 MBIA Insured, 6.00% 2006
King County, Limited Tax G.O.Bonds (Baseball Stadium),                         3,710     4,063     1.53
 1997 Series D, 5.60% 2009
Public Power Supply System:
 Nuclear Project No. 2 Ref. Rev. Bonds:
  Series 1998A, 5.00% 2005                                                     1,000     1,040
  Series 1997B, 5.50% 2006                                                     1,000     1,068
 Nuclear Project No. 3 Ref. Rev. Bonds, Series 1990B,                            870       891     1.13
 7.375% 2004

WISCONSIN  -  2.16%
G.O. Ref. Bonds of 1998, Series 2, 5.00% 2008                                  1,000     1,056      .40
Health and Educational Facs. Auth.:
 Rev. Bonds, Series 1999 (The Monroe Clinic, Inc.),                            1,010       950      .36
 4.60% 2008
 Variable Rate Hospital Rev. Bonds (Charity Obligated                          3,560     3,720     1.40
 Group, Daughters of Charity National Health System),
 Series 1997D, 4.90% 2015 (Put 2005) /1/

                                                                                       255,147    96.18


Fixed-Income Securities Maturing in One Year
 or Less - 2.98%
State of Mississippi, Harrison County, Pollution                               1,000     1,000      .38
 Control Rev. Ref. Bonds (E. I. du Pont de Nemours
 and Company Project), Series 1990, 4.25% 2010 /3/
North Carolina Medical Care Commission, Variable Rate                          1,000     1,000      .38
 Demand Health Care Facility Rev. Bonds (The Givens
 Estates, Inc. Project), Series 1997, 4.25% 2026 /3/
Ohio Air Quality Dev. Auth., Customized Purchase Rev.
 Bonds (The Cincinnati Gas and Electric Company
 Project): /3/
 Series 1995 A, 4.20% 2015                                                     1,300     1,300
 Series 1995 B, 4.20% 2015                                                     1,500     1,500     1.06
State of Alaska, City of Valdez, Marine Terminal Rev.                          1,300     1,300      .49
 Ref. Bonds (Exxon Pipeline Company Project),
 1993 Series C, 4.20% 2033 /3/
State of Virginia, Industrial Dev. Auth. of the City                           1,800     1,800      .68
 of Waynesboro, Variable Rate Residential Care Facs.
 Rev. Bonds (Sunnyside Presbyterian Home),
 Series 1997, 4.25% 2028 /3/

                                                                                         7,900   189.01

Total Fixed-Income Securities  (cost: $258,561,000)                                    263,047   189.01
Excess of cash and receivables over payables                                             2,236    0.84%

NET ASSETS                                                                            $265,283

/1/ Valued on the basis of the effective maturity -
 that is, the date at which the security is expected to be called or refunded by the issuer.
/2/ Purchased in a private placement transaction;
 resale may be limited to qualified institutional buyers; resale to public may require registration.
/3/ Coupon rate may change periodically.


See Notes to Financial Statements

Key to Abbreviations
Agcy. = Agency
Auth. = Authority
Cert. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Ref. = Refunding
Rev. = Revenue

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
FINANCIAL STATEMENTS                                                                  (unaudited)

STATEMENT OF ASSETS AND LIABILITIES
at January 31, 2001                                                   (dollars in  thousands)
Assets:
Investment securities at market
 (cost: $258,561)                                                                        $263,047
Cash                                                                                           62
Receivables for -
 Sales of investments                                                          $0
 Sales of fund's shares                                                    $  506
 Accrued interest                                                           3,172           3,678
                                                                                          266,787
Liabilities:
Payables for -
 Repurchases of fund's shares                                                 987
 Dividends on fund's shares                                                   282
 Management services                                                           83
 Other expenses                                                               151           1,503
Net Assets at January 31, 2001 -                                                         $265,284
 Total authorized capital stock - unlimited shares
Class A shares
 Net Assets                                                                              $264,170
 Shares outstanding                                                                    17,798,748
 Net asset value per share                                                                 $14.84
Class B shares
 Net Assets                                                                                $1,114
 Shares outstanding                                                                        75,062
 Net asset value per share                                                                 $14.84

NOTE
the sum of Net Assets at a fund level s/b equal to the master level Net assets


                                                                                      (unaudited)
STATEMENT OF OPERATIONS
for the six months ended January 31, 2001                             (dollars in  thousands)
Investment Income:
Income:
 Interest                                                                                  $6,568

Expenses:
 Management services fee                                                   $  501
 Distribution expenses - Class A                                              394
 Distribution expenses - Class B                                                5
 Transfer agent fee - Class A                                                  12
 Transfer agent fee - Class B
 Reports to shareholders                                                       33
 Registration statement and prospectus                                         67
 Postage, stationery and supplies                                               6
 Directors' fees                                                               10
 Auditing and legal fees                                                       31
 Custodian fee                                                                  2
 Other expenses                                                                (1)
  Total expenses before reimbursement                                       1,060
  Reimbursement of expenses                                                    66             994
 Net investment income                                                                     $5,574

Realized Gain and Unrealized
 Appreciation on Investments:
Net realized gain                                                                             238
Net unrealized appreciation on investments                                                  7,330
 Net realized gain and
  unrealized appreciation on investments                                                    7,568
Net Increase in Net Assets Resulting
 from Operations                                                                          $13,142




STATEMENT OF CHANGES IN NET ASSETS                                    (dollars in thousands)
                                                                       Six months            Year
                                                                           ended            ended
                                                                      January 31,        July 31,
                                                                            2001*             2000
Operations:
Net investment income                                                      $5,574         $11,843
Net realized gain (loss) on investments                                       238        (1337.00)
Net unrealized appreciation (depreciation)
 on investments                                                             7,330        (2771.00)
 Net increase in net assets
  resulting from operations                                                13,142           7,735
Dividends Paid to Shareholders:
Dividends from net investment income:
  Class A                                                                (5595.00)      (11848.00)
  Class B                                                                  (18.00)          (4.00)
Total dividends                                                          (5613.00)      (11852.00)

Capital Share Transactions:
 Proceeds from shares sold                                                 65,208         143,484
 Proceeds from shares issued in reinvestment
  of net investment income dividends                                        4,041           8,453
 Cost of shares repurchased                                               (69,870)       (172,075)
 Net decrease in net assets resulting from
  capital share transactions                                                 (621)        (20,138)
Total Increase (Decrease) in Net Assets                                     6,908         (24,255)

Net Assets:
Beginning of period                                                       258,376         282,631
End of period (including
 undistributed net investment
 income: $7 and $46,
 respectively)                                                           $265,284        $258,376

*Unaudited
See Notes to Financial Statements

Limited Term Tax-Exempt Bond Fund of America

Notes to Financial Statements

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Limited Term Tax-Exempt Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income exempt from federal income taxes, consistent with preservation of capital, through investments in fixed-income securities with effective maturities between three and ten years. The fund offers Class A and Class B shares. Class A shares are sold with an initial sales charge of up to 3.75%. Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares have higher distribution expenses and transfer agent fees than Class A shares. Class B shares are automatically converted to Class A shares after eight years. Holders of both classes of shares have equal pro rata rights to assets and identical voting, dividend, liquidation and other rights, except that each class bears different distribution and transfer agent expenses, and each class shall have exclusive rights to vote on matters affecting only their class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or "when-issued" basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Interest income is recognized on an accrual basis. Premiums and original issue discounts on securities are amortized daily over the expected life of the security. Amortization of market discounts on securities is recognized upon disposition.

As of August 1, 2001, the fund will begin amortizing discount daily over the expected life of fixed-income securities to conform with a recent change in generally accepted accounting principles for mutual funds. Adopting this change will not impact the fund's net asset value and will result in changes to the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. These adjustments will be based on the fixed-income securities held by the fund on August 1, 2001. Because the fund determines its required distributions under federal income tax laws, adoption of this principle will not affect the amount of distributions paid to shareholders.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily between Class A and Class B based on their relative net asset values. Distribution expenses, certain transfer agent fees and any other applicable class-specific expenses, are accrued daily and charged to the respective share class.

FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund.

As of January 31, 2001, net unrealized depreciation on investments for book and federal income tax purposes aggregated $4,486,000, of which $6,394,000 related to appreciated securities and $1,908,000 related to depreciated securities. There was no difference between book and tax realized losses on securities transactions for the six months ended January 31, 2001. The fund had available at January 31, 2001 a net capital loss carryforward totaling $2,093,000 which may be used to offset capital gains realized during subsequent years through 2004 and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. The fund will not make distributions from capital gains while a capital loss carryforward remains. In addition, the fund has deferred, for tax purposes, to fiscal year ending July 31, 2001, the recognition of capital losses totaling $1,098,000 which were realized during the period November 1, 1999 through July 31, 2000.

The cost of portfolio securities for book and federal income tax purposes was $258,561,000 at January 31, 2001.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $501,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provided for monthly fees, accrued daily, based on an annual rate of 0.30% of the first $60 million of average net assets; 0.21% of such assets in excess of $60 million; plus 3.00% of the fund's monthly gross investment income.

The Investment Advisory and Service Agreement provides for a fee reduction to the extent that annual operating expenses exceed 0.75% of the average daily net assets of the fund, during a period that will terminate at the earlier of such time as no reimbursement has been required for a period of 12 consecutive months, provided no advances are outstanding, or October 1, 2003. Expenses that are not subject to these limitations are interest, taxes, brokerage commissions, transaction costs, and extraordinary expenses. Fee reductions were $66,000 for the six months ended January 31, 2001.

DISTRIBUTION EXPENSES - American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $52,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares during the six months ended January 31, 2001. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying Statement of Operations.

The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expense are approved in advance by the fund's Board of Directors. The plans provide for aggregate annual expense limits of 0.30% of net assets for Class A shares, and 1.00% of net assets for Class B shares.

For Class A shares, approved categories of expense include dealer service fees of up to 0.30% of net assets. Also included are reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. These reimbursements are permitted for amounts billed to the fund within the prior 15 months but only to the extent that the fund's overall 0.30% annual expense limit is not exceeded. For the six months ended January 31, 2001, aggregate distribution expenses were $394,000, or 0.30% of net assets attributable to Class A shares. As of January 31, 2001, unreimbursed expenses which remain subject to reimbursement totaled $105,000.

For Class B shares, approved categories of expense include fees of 0.75% per annum payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. Also included are service fees of 0.30% per annum. These fees are paid to AFD to compensate AFD for paying service fees to qualified dealers. For the six months ended January 31, 2001, aggregate distribution expenses were $5,000, or 1.00% of net assets attributable to Class B shares.

As of January 31, 2001, accrued and unpaid distribution expenses payable to AFD for Class A and Class B shares were $85,000 and $1,000, respectively.

TRANSFER AGENT FEE - A fee of $12,000 was incurred during the six months ended January 31, 2001 pursuant to an agreement with American Funds Service Company
(AFS), the transfer agent for the fund.

DEFERRED TRUSTEES' FEES - Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of January 31, 2001, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1994), net of any payments to Trustees, were $59,000.

AFFILIATED DIRECTORS AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers of the fund and certain Trustees are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $47,696,000 and $48,409,000, respectively, during the six months ended January 31, 2001.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $2,000 was paid by these credits rather than in cash.

As of January 31, 2001, net assets consisted of the following:
Capital share transactions in the fund were as follows:


                                                    (dollars in thousands)
Capital paid in on shares of beneficial interest              $263,744
Undistributed net Investment Income                                  7
Accumulated net realized gain                                   (2,953)
Net unrealized appreciation                                      4,486
Net Assets                                                    $265,284

Capital share transactions in the fund were as follows:

                                                                 For six
                                                           months ended
                                                         January 31, 2001
                                                            Amount (000)           Shares
Class A Shares:
  Sold                                                    $       63,425    4,355,434
  Reinvestment of dividends                                        4,025      275,658
  Repurchased                                                    (68,550)  (4,692,879)
   Net decrease in Class A                                        (1,100)     (61,787)
Class B Shares:*
  Sold                                                             1,783          122,558
  Reinvestment of dividends                                           16            1,105
  Repurchased                                                     (1,320)     (89,607)
   Net increase in Class B                                           479           34,056
Total net decrease in fund                                $         (621)         (27,731)



                                                             Year ended
                                                            July 31, 2000
                                                            Amount (000)           Shares
Class A Shares:
  Sold                                                   $       142,783        9,945,084
  Reinvestment of dividends                                        8,450          589,816
  Repurchased                                                   (171,956)     (12,004,361)
   Net decrease in Class A                                       (20,723)      (1,469,461)
Class B Shares:*
  Sold                                                               701           49,100
  Reinvestment of dividends                                            3              232
  Repurchased                                                       (119)          (8,325)
   Net increase in Class B                                           585           41,007
Total net decrease in fund                               $      (20,138)       (1,428,454)



* The period ended 2000 represents the
 138-day period ended July 31, 2000.
 Class B shares were not offered before
 March 15, 2000.


PER-SHARE DATA AND RATIOS (1)

                                                                                                      Net
                                                            Net asset                        gains(losses)
                                                                value,            Net        on securities
                                                             beginning      investment      (both realized
Period ended                                                 of period          income     and unrealized)
Class A:
January 31, 2001                                                 $14.43       0.31 (2)            0.41 (2)
January 31, 2000                                                  14.62       0.73 (2)           (0.3) (2)
January 31, 1999                                                  14.85             .61               (.23)
January 31, 1998                                                  14.79             .66                 .06
January 31, 1997                                                  14.36             .68                 .43
January 31, 1996                                                  14.29             .69                 .07
January 31, 1995                                                  14.29             .76                 .85

Class B:
January 31, 2001                                                 $14.43       0.25 (2)            0.43 (2)
January 31, 2000(5)                                               14.27             .24                 .13




                                                                             Dividends
                                                           Total from       (from net        Distributions
                                                            investment      investment       (from capital
Period ended                                                operations         income)              gains)
Class A:
January 31, 2001                                                   $.72          $(.31)               $.00
January 31, 2000                                                    .43           (.62)               (.00
January 31, 1999                                                    .38           (.61)               (.08)
January 31, 1998                                                    .72           (.66)               (.04)
January 31, 1997                                                  1.11            (.68)               (.14)
January 31, 1996                                                    .76           (.69)               (.28)
January 31, 1995                                                  1.61            (.76)                 .00

Class B:
January 31, 2001                                                    .68           (.27)               $.00
January 31, 2000(5)                                                 .37           (.21)                 .00





                                                            Net asset                          Net assets,
                                                            value, end          Total        end of period
Period ended                                                 of period          return       (in millions)
Class A:
January 31, 2001                                                 $14.84           5.07%               $264
January 31, 2000                                                  14.43            3.09                 258
January 31, 1999                                                  14.62            2.59                 283
January 31, 1998                                                  14.85            4.95                 227
January 31, 1997                                                  14.79            7.96                 203
January 31, 1996                                                  14.36            5.39                 197
January 31, 1995                                                  15.14           11.62                 157

Class B:
January 31, 2001                                                  14.84           4.79%                 $1
January 31, 2000(5)                                               14.43            2.59                   1




                                                             Ratio of        Ratio of
                                                              expenses        expenses           Ratio of
                                                            to average      to average          net income    Portfolio
                                                            net assets      net assets          to average     turnover
Period ended                                             before waiver    after waiver          net assets         rate
Class A:
January 31, 2001                                             0.81% (3)       0.75% (3)           4.27% (3)   19.06% (4)
January 31, 2000                                                    .81             .75                5.08        34.38
January 31, 1999                                                    .77             .75                4.12        17.00
January 31, 1998                                                    .83             .75                4.40        34.07
January 31, 1997                                                    .83             .75                4.70        31.89
January 31, 1996                                                    .85             .74                4.77        34.95
January 31, 1995

Class B:
January 31, 2001                                             1.52% (3)       1.47% (3)           3.55% (3)   19.06% (4)
January 31, 2000(5)                                           1.88 (3)        1.60 (3)            4.23 (3)         34.38




*From March 15 through December 31, 2000.

  Results are not annualized.

(1) The periods 1996 through 2000 represent fiscal years ended July 31. The period ended January 31, 2001 represents the six-month period ended January 31, 2001(unaudited). Total returns for the six-month period are based on activity during the period and thus are not representative of a full year. Total returns exclude all sales charges, including contingent deferred sales charges.
(2) Based on average shares outstanding.
(3) Annualized.
(4) Represents portfolio turnover rate (equivalent for all share classes) for the six months ended January 31, 2001.
(5) Class B shares were not offered before March 15, 2000. The period 2000 represents the 138-day fiscal year period July 31, 2000.


CLASS B SHARE RESULTS

TOTAL RETURNS
                                                                Lifetime*

reflecting 5% maximum contingent deferred sales charge (CDSC)
payable only if shares are sold                                  +1.33%
not reflecting CDSC                                              +6.33%

*From March 15 through December 31, 200. Results are not annualized.




[The American Funds Group(r)]

Offices of the fund and
of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823

Transfer agent for
shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

Custodian of assets
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

Counsel
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

For information about your account, any of the fund's services, or for a prospectus for any of the American Funds, please contact your financial adviser. You may also call American Funds Service Company, toll-free, at 800/421-0180 or visit us at www.americanfunds.com on the World Wide Web. Please read the prospectus carefully before you invest or send money.

This report is for the information of shareholders of Limited Term Tax-Exempt Bond Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2001, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

There are several ways to invest in Limited Term Tax-Exempt Bond Fund of America. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts of $100,000 or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares are about 0.75% higher than for Class A shares over the first eight years of ownership, after which Class B shares convert to Class A shares. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares are subject to annual expenses about 0.82% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, have higher expenses (about 0.06% a year) than do Class A shares, and an annual asset-based fee charged by the sponsoring firm. Because expenses are first deducted from income, dividends for each class will vary.

Printed on recycled paper
Litho in USA WG/INS/4987
Lit. No. LTEX-013-0301